Derivative liability - Changes in fair values of the derivative liability (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2020 $ / shares	Mar. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Derivative liability
Balance, beginning		$ 7,072,134	$ 4,752,875
Warrants issued		0	0
Warrants exercised			(607,133)
Changes in fair value of derivative liabilities		(4,002,122)	2,926,392
Balance, ending		$ 3,070,012	$ 7,072,134
Warrants Issuance Price Per Share | $ / shares	$ 0.50
Warrants Price Per Share | $ / shares	$ 0.28